OIL AND NATURAL GAS PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Oil and Natural Gas Properties

Oil and natural gas properties consisted of the following (in thousands):

	June 30, 2014	December 31, 2013
Oil and natural gas properties and related equipment
(successful efforts method)
Property (acreage) costs
Proved property	$641,468	$636,816
Unproved property	1,459	1,589

Total property costs	642,927	638,405
Materials and supplies	1,057	1,054
Land	751	751

Total	644,735	640,210
Less: Accumulated depreciation, depletion, amortization and impairments	(503,436)	(495,215)

Oil and natural gas properties and equipment, net	$141,299	$144,995

Oil and natural gas properties consist of the following (in thousands):

	December 31,
	2013	2012
Oil and natural gas properties and related equipment
(successful efforts method)
Property (acreage) costs
Proved property	$636,816	$591,889
Unproved property	1,589	1,380

Total property costs	638,405	593,269
Materials and supplies	1,054	771
Land	751	751

Total	640,210	594,791
Less: Accumulated depreciation, depletion, amortization and impairments	(495,215)	(474,669)

Oil and natural gas properties and equipment, net	$144,995	$120,122

Depletion, Depreciation, Amortization and Impairments

Depreciation, depletion, amortization and impairments consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
DD&A of oil and natural gas-related assets	$4,320	$4,767	$8,370	$9,565
Asset Impairments	45	—	194	—

Total	$4,365	$4,767	$8,564	$9,565

Depreciation, depletion, amortization and impairments consisted of the following (in thousands):

	Year Ended December 31,
	2013	2012
DD&A of oil and natural gas-related assets	$18,972	$11,732
Asset Impairments	2,357	109

Total	$21,329	$11,841